Segment Information	12 Months Ended
Sep. 30, 2024
Segment Information [Abstract]
SEGMENT INFORMATION

3. SEGMENT INFORMATION

The CODMs review financial information of operating segments based on internal management report when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODMs, the Group has two reportable segments, including EXTEND from Japan, and other subsidiaries from Hong Kong and PRC. The Group’s CODMs evaluate performance based on the operating segment’s revenue and their operating results. The revenue and operating results by segments were as follows:

	For the Year ended September 30, 2024
	EXTEND	Other subsidiaries	Consolidated
Revenues from external Customers	$4,101,865	$6,187,816	$10,289,681
Segment income before tax	$(1,045,848)	$1,196,192	$150,344

	For the Year ended September 30, 2023
	EXTEND	Other subsidiaries	Consolidated
Revenues from external Customers	$8,749,200	$3,984,139	$12,733,339
Segment income before tax	$(435,557)	$(281,121)	$(716,678)

	For the Year ended September 30, 2022
	EXTEND	Other subsidiaries	Consolidated
Revenues from external Customers	$16,515,393	$5,512,910	$22,028,303
Segment income before tax	$273,508	$1,178,825	$1,452,333

The total assets from continuing operations by segments as of September 30, 2024, 2023 and 2022 were as follows:

	As of September 30,
	2024	2023	2022
Segment assets
EXTEND	$1,381,124	$3,638,188	$3,886,339
Other subsidiaries	11,310,403	6,995,325	5,192,892
Total segment assets	$12,691,527	$10,633,513	$9,079,231

The property and equipment, net from continuing operations by segments as of September 30, 2024, 2023 and 2022 were as follows:

	As of September 30,
	2024	2023	2022
Property and equipment, net
EXTEND	$577	$11,708	$1,549,102
Other subsidiaries	85,230	146,934	203,910
Total property and equipment, net	$85,807	$158,642	$1,753,012

The right-of-use assets, net from continuing operations by segments as of September 30, 2024, 2023 and 2022 were as follows:

	As of September 30,
	2024	2023	2022
Right-of-use assets, net
EXTEND	$91,458	$116,015	$-
Other subsidiaries	562,272	508,930	-
Total right-of-use assets, net	$653,730	$624,945	$-